Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	$ 4,778
Tax Value	1,204
Unrecognized Deferred Tax Assets	(681)
Net Deferred Tax Assets	523
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,752
Tax Value	464
Unrecognized Deferred Tax Assets	(134)
Net Deferred Tax Assets	330
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,840
Tax Value	440
Unrecognized Deferred Tax Assets	(334)
Net Deferred Tax Assets	106
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	466
Tax Value	117
Unrecognized Deferred Tax Assets	(108)
Net Deferred Tax Assets	9
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	349
Tax Value	85
Unrecognized Deferred Tax Assets	(85)
Net Deferred Tax Assets	0
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	371
Tax Value	96
Unrecognized Deferred Tax Assets	(19)
Net Deferred Tax Assets	77
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	2
Unrecognized Deferred Tax Assets	(1)
Net Deferred Tax Assets	$ 1